Investment Securities (Schedule Of Securities With Gross Unrealized Losses Aggregated By Investment Category) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	$ (1,859)	$ (560)
Securities available for sale, Less Than Twelve Months, Fair Value	239,768	158,903
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(187)	(360)
Securities available for sale, Over Twelve Months, Fair Value	5,013	22,764
Securities available for sale, Gross Unrealized Losses, Total	(2,046)	(920)
Securities available for sale, Fair Value, Total	244,781	181,667
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(266)	(26)
Securities held to maturity, Less Than Twelve Months, Fair Value	24,504	2,354
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses		(31)
Securities held to maturity, Over Twelve Months, Fair Value		1,297
Securities held to maturity, Gross Unrealized Losses, Total	(266)	(57)
Securities held to maturity, Fair Value, Total	24,504	3,651
U.S. Government-Sponsored Enterprises Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(386)	(4)
Securities available for sale, Less Than Twelve Months, Fair Value	59,741	9,996
Securities available for sale, Over Twelve Months, Gross Unrealized Losses
Securities available for sale, Over Twelve Months, Fair Value
Securities available for sale, Gross Unrealized Losses, Total	(386)	(4)
Securities available for sale, Fair Value, Total	59,741	9,996
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses
Securities held to maturity, Less Than Twelve Months, Fair Value
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses
Securities held to maturity, Over Twelve Months, Fair Value
Securities held to maturity, Gross Unrealized Losses, Total
Securities held to maturity, Fair Value, Total
Obligations Of State And Political Subdivisions [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses		(11)
Securities available for sale, Less Than Twelve Months, Fair Value		1,104
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(178)	(187)
Securities available for sale, Over Twelve Months, Fair Value	1,094	1,085
Securities available for sale, Gross Unrealized Losses, Total	(178)	(198)
Securities available for sale, Fair Value, Total	1,094	2,189
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(113)	(26)
Securities held to maturity, Less Than Twelve Months, Fair Value	8,242	2,354
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses		(31)
Securities held to maturity, Over Twelve Months, Fair Value		1,297
Securities held to maturity, Gross Unrealized Losses, Total	(113)	(57)
Securities held to maturity, Fair Value, Total	8,242	3,651
Mortgage Backed Securities[Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Less Than Twelve Months, Gross Unrealized Losses	(1,473)	(545)
Securities available for sale, Less Than Twelve Months, Fair Value	180,027	147,803
Securities available for sale, Over Twelve Months, Gross Unrealized Losses	(9)	(173)
Securities available for sale, Over Twelve Months, Fair Value	3,919	21,679
Securities available for sale, Gross Unrealized Losses, Total	(1,482)	(718)
Securities available for sale, Fair Value, Total	183,946	169,482
Securities held to maturity, Less Than Twelve Months, Gross Unrealized Losses	(153)
Securities held to maturity, Less Than Twelve Months, Fair Value	16,262
Securities held to maturity, Over Twelve Months, Gross Unrealized Losses
Securities held to maturity, Over Twelve Months, Fair Value
Securities held to maturity, Gross Unrealized Losses, Total	(153)
Securities held to maturity, Fair Value, Total	$ 16,262